Document and Entity Information	Jun. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001667011
Document Type	8-K
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	ARTERIS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40960
Entity Tax Identification Number	27-0117058
Entity Address, Address Line One	595 Millich Dr. Suite 200
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(408)
Local Phone Number	470-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	AIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false